UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2014

MFS® MID CAP VALUE FUND

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The pace of U.S. economic growth slowed early in 2014, largely because of harsh winter weather. However, the U.S. labor market, consumer confidence and other economic data have all pointed to recovery. The U.S. Federal Reserve’s steady, gradual removal of its bond-buying stimulus, after initially causing concern, is providing some consistency, which can inspire consumer and investor confidence.

Global economic uncertainty and geopolitical tensions have added to market volatility. The eurozone, however, is making progress in its economic recovery. Japan’s progress in its battle to end deflation is expected to experience a temporary setback on the heels of the country’s sales tax increase, introduced in April.

The world’s largest economic concern remains the slowdown in China’s pace of growth as it shifts toward a more consumer-oriented economy. Any reduction in China’s economic growth rate is likely to have a ripple effect on its many trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

May 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
PerkinElmer, Inc.	1.1%
Newell Rubbermaid, Inc.	1.1%
BB&T Corp.	1.1%
Crown Holdings, Inc.	1.1%
Stanley Black & Decker, Inc.	1.0%
Xerox Corp.	1.0%
NASDAQ OMX Group, Inc.	1.0%
TCF Financial Corp.	1.0%
Northeast Utilities	0.9%
Huntington Bancshares, Inc.	0.9%

Equity sectors
Financial Services	23.7%
Utilities & Communications	10.8%
Health Care	8.9%
Industrial Goods & Services	7.9%
Energy	7.7%
Basic Materials	7.7%
Consumer Staples	7.3%
Technology	7.0%
Retailing	6.5%
Autos & Housing	2.8%
Special Products & Services	2.6%
Leisure	2.6%
Transportation	1.9%

Percentages are based on net assets as of 3/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2013 through March 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Expenses Paid During Period (p) 10/01/13-3/31/14
A	Actual	1.18%	$1,000.00	$1,127.10	$6.26
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
B	Actual	1.93%	$1,000.00	$1,123.20	$10.22
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
C	Actual	1.93%	$1,000.00	$1,122.86	$10.21
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
I	Actual	0.93%	$1,000.00	$1,128.64	$4.94
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
R1	Actual	1.93%	$1,000.00	$1,122.49	$10.21
	Hypothetical (h)	1.93%	$1,000.00	$1,015.31	$9.70
R2	Actual	1.43%	$1,000.00	$1,125.55	$7.58
	Hypothetical (h)	1.43%	$1,000.00	$1,017.80	$7.19
R3	Actual	1.18%	$1,000.00	$1,127.55	$6.26
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
R4	Actual	0.93%	$1,000.00	$1,128.23	$4.93
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
R5	Actual	0.84%	$1,000.00	$1,129.54	$4.46
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
529A	Actual	1.21%	$1,000.00	$1,127.22	$6.42
	Hypothetical (h)	1.21%	$1,000.00	$1,018.90	$6.09
529B	Actual	1.97%	$1,000.00	$1,122.88	$10.43
	Hypothetical (h)	1.97%	$1,000.00	$1,015.11	$9.90
529C	Actual	1.98%	$1,000.00	$1,123.01	$10.48
	Hypothetical (h)	1.98%	$1,000.00	$1,015.06	$9.95

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratio above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
MTU Aero Engines Holding AG	116,750	$10,850,306
Triumph Group, Inc.	154,480	9,976,318

		$20,826,624
Airlines - 1.5%
Alaska Air Group, Inc.	114,510	$10,684,928
Delta Air Lines, Inc.	379,070	13,134,776
United Continental Holdings, Inc. (a)	144,870	6,465,548

		$30,285,252
Apparel Manufacturers - 1.6%
Hanesbrands, Inc.	136,368	$10,429,425
PVH Corp.	99,521	12,417,235
VF Corp.	148,840	9,210,219

		$32,056,879
Automotive - 1.8%
Delphi Automotive PLC	269,970	$18,320,164
TRW Automotive Holdings Corp. (a)	215,260	17,569,521

		$35,889,685
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	797,537	$13,669,784

Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)	67,123	$13,427,956
Evercore Partners, Inc.	110,000	6,077,500
NASDAQ OMX Group, Inc.	522,636	19,306,174
TD Ameritrade Holding Corp.	346,913	11,777,696

		$50,589,326
Business Services - 1.7%
Brenntag AG	61,144	$11,342,243
Fidelity National Information Services, Inc.	286,320	15,303,804
Serco Group PLC	1,167,303	8,192,952

		$34,838,999
Cable TV - 0.2%
Dish Network Corp., “A” (a)	63,309	$3,938,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.7%
Celanese Corp.	259,900	$14,427,049

Computer Software - 0.5%
Symantec Corp.	522,745	$10,439,218

Computer Software - Systems - 3.1%
Ingram Micro, Inc., “A” (a)	416,050	$12,298,438
NCR Corp. (a)	396,980	14,509,619
NICE Systems Ltd., ADR	335,190	14,969,585
Xerox Corp.	1,760,790	19,896,927

		$61,674,569
Construction - 1.0%
Stanley Black & Decker, Inc.	246,359	$20,014,205

Consumer Products - 2.2%
International Flavors & Fragrances, Inc.	113,825	$10,889,638
Newell Rubbermaid, Inc.	758,590	22,681,841
Sensient Technologies Corp.	174,680	9,853,699

		$43,425,178
Consumer Services - 0.9%
DeVry, Inc.	282,410	$11,971,360
ITT Educational Services, Inc. (a)	198,070	5,680,648

		$17,652,008
Containers - 2.4%
Crown Holdings, Inc. (a)	479,770	$21,464,910
Greif, Inc., “A”	170,220	8,934,848
Owens-Illinois, Inc. (a)	275,915	9,334,204
Silgan Holdings, Inc.	181,490	8,987,385

		$48,721,347
Electrical Equipment - 2.6%
Pentair Ltd.	167,785	$13,312,062
Sensata Technologies Holding B.V. (a)	233,340	9,949,618
Tyco International Ltd.	386,360	16,381,664
WESCO International, Inc. (a)	146,070	12,155,945

		$51,799,289
Electronics - 3.4%
Altera Corp.	402,480	$14,585,875
Analog Devices, Inc.	189,270	10,057,808
Avago Technologies Ltd.	123,220	7,936,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Microchip Technology, Inc.	332,226	$15,867,114
NXP Semiconductors N.V. (a)	251,434	14,786,834
Ultratech, Inc. (a)	195,040	5,693,218

		$68,927,449
Energy - Independent - 5.0%
Cabot Oil & Gas Corp.	304,812	$10,327,031
Cimarex Energy Co.	78,190	9,313,211
CONSOL Energy, Inc.	334,286	13,354,726
Energen Corp.	123,730	9,998,621
EQT Corp.	140,240	13,599,073
Noble Energy, Inc.	209,678	14,895,525
PDC Energy, Inc. (a)	201,340	12,535,428
Peabody Energy Corp.	333,640	5,451,678
SM Energy Co.	150,170	10,705,619

		$100,180,912
Entertainment - 0.2%
CBS Outdoor Americas, Inc. (a)	154,090	$4,507,133

Food & Beverages - 4.5%
Bunge Ltd.	194,410	$15,457,539
Coca-Cola Enterprises, Inc.	289,230	13,813,625
Dr Pepper Snapple Group, Inc.	205,070	11,168,112
Ingredion, Inc.	213,470	14,533,038
J.M. Smucker Co.	161,669	15,720,694
Pinnacle Foods, Inc.	385,350	11,506,551
Tate & Lyle PLC	817,390	9,096,102

		$91,295,661
Food & Drug Stores - 0.4%
Empire Co. Ltd.	149,810	$9,170,188

Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	51,750	$11,496,263

General Merchandise - 0.7%
Kohl’s Corp.	236,300	$13,421,840

Insurance - 7.6%
Allied World Assurance Co.	124,552	$12,852,521
Aon PLC	172,139	14,507,875
Everest Re Group Ltd.	91,346	13,980,505
Genworth Financial, Inc. (a)	381,653	6,766,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	150,057	$9,219,502
Hartford Financial Services Group, Inc.	197,064	6,950,447
HCC Insurance Holdings, Inc.	305,410	13,893,101
Lincoln National Corp.	362,260	18,355,714
Protective Life Corp.	210,120	11,050,211
Symetra Financial Corp.	440,453	8,729,778
Third Point Reinsurance Ltd. (a)	502,370	7,962,565
Unum Group	395,004	13,947,591
Validus Holdings Ltd.	381,970	14,404,089

		$152,620,607
Leisure & Toys - 0.9%
Hasbro, Inc.	106,372	$5,916,411
Mattel, Inc.	312,190	12,521,941

		$18,438,352
Machinery & Tools - 4.3%
Allison Transmission Holdings, Inc.	463,040	$13,863,418
Cummins, Inc.	89,933	13,399,118
Eaton Corp. PLC	209,050	15,703,836
Joy Global, Inc.	162,330	9,415,140
Kennametal, Inc.	208,220	9,224,146
Regal Beloit Corp.	168,910	12,281,446
SPX Corp.	137,140	13,482,233

		$87,369,337
Major Banks - 3.6%
Comerica, Inc.	287,057	$14,869,553
Huntington Bancshares, Inc.	1,882,760	18,771,117
KeyCorp	1,258,723	17,924,216
Regions Financial Corp.	1,002,170	11,134,109
State Street Corp.	139,140	9,677,187

		$72,376,182
Medical & Health Technology & Services - 2.0%
AmerisourceBergen Corp.	254,178	$16,671,535
Quest Diagnostics, Inc.	250,120	14,486,950
Universal Health Services, Inc.	105,220	8,635,405

		$39,793,890
Medical Equipment - 4.5%
CareFusion Corp. (a)	341,290	$13,726,684
Cooper Cos., Inc.	102,073	14,020,747
DENTSPLY International, Inc.	273,474	12,590,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
PerkinElmer, Inc.	509,425	$22,954,691
St. Jude Medical, Inc.	193,010	12,620,924
Teleflex, Inc.	136,593	14,648,233

		$90,562,022
Metals & Mining - 0.7%
GrafTech International Ltd. (a)	631,383	$6,894,702
Iluka Resources Ltd.	809,178	7,436,780

		$14,331,482
Natural Gas - Distribution - 2.1%
AGL Resources, Inc.	225,494	$11,040,186
NiSource, Inc.	286,750	10,188,228
NorthWestern Corp.	174,348	8,269,326
Spectra Energy Corp.	336,339	12,424,363

		$41,922,103
Natural Gas - Pipeline - 0.4%
QEP Midstream Partners LP	363,330	$8,494,655

Oil Services - 2.7%
C&J Energy Services, Inc. (a)	286,750	$8,361,630
Cameron International Corp. (a)	250,984	15,503,282
Dresser-Rand Group, Inc. (a)	183,328	10,708,188
Ensco PLC, “A”	242,530	12,800,733
Noble Corp. PLC	236,320	7,737,117

		$55,110,950
Other Banks & Diversified Financials - 5.5%
BB&T Corp.	560,030	$22,496,405
Discover Financial Services	320,240	18,634,766
Fifth Third Bancorp	752,370	17,266,892
M&T Bank Corp.	100,398	12,178,277
PrivateBancorp, Inc.	275,680	8,410,997
SunTrust Banks, Inc.	317,770	12,644,068
TCF Financial Corp.	1,157,820	19,289,281

		$110,920,686
Pharmaceuticals - 2.4%
Endo International PLC (a)	206,920	$14,205,058
Hospira, Inc. (a)	312,380	13,510,435
Impax Laboratories, Inc. (a)	254,930	6,735,251
Valeant Pharmaceuticals International, Inc. (a)	106,550	14,046,487

		$48,497,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 4.5%
Annaly Mortgage Management, Inc., REIT	697,610	$7,652,782
Big Yellow Group PLC, REIT	722,021	6,578,316
Corporate Office Properties Trust, REIT	578,920	15,422,429
DDR Corp., REIT	687,120	11,323,738
EPR Properties, REIT	238,800	12,749,532
Equity Lifestyle Properties, Inc., REIT	210,800	8,569,020
Mid-America Apartment Communities, Inc., REIT	204,750	13,978,283
Plum Creek Timber Co. Inc., REIT	349,760	14,703,910

		$90,978,010
Specialty Chemicals - 3.8%
Akzo Nobel N.V.	213,957	$17,458,503
Albemarle Corp.	166,380	11,050,960
FMC Corp.	207,140	15,858,638
Rockwood Holdings, Inc.	150,660	11,209,104
Symrise AG	149,231	7,454,622
Valspar Corp.	187,180	13,499,422

		$76,531,249
Specialty Stores - 3.8%
ANN, Inc. (a)	178,710	$7,412,891
AutoZone, Inc. (a)	22,424	12,043,930
Bed Bath & Beyond, Inc. (a)	172,320	11,855,606
Best Buy Co., Inc.	491,850	12,989,759
Children’s Place Retail Stores, Inc.	151,481	7,545,269
Sally Beauty Holdings, Inc. (a)	380,190	10,417,206
Staples, Inc.	1,183,680	13,422,931

		$75,687,592
Telephone Services - 2.2%
COLT Telecom Group S.A. (a)	2,653,321	$6,537,910
Frontier Communications Corp. (l)	2,962,161	16,884,318
Quebecor, Inc., “B” (l)	377,360	9,216,391
Windstream Holdings, Inc. (l)	1,325,830	10,924,839

		$43,563,458
Tobacco - 0.6%
Lorillard, Inc.	242,460	$13,112,237

Trucking - 0.4%
Swift Transportation Co. (a)	354,850	$8,782,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 6.2%
AES Corp.	940,161	$13,425,499
Calpine Corp. (a)	408,860	8,549,263
CenterPoint Energy, Inc.	248,924	5,897,010
CMS Energy Corp.	602,529	17,642,049
DTE Energy Co.	179,780	13,355,856
Great Plains Energy, Inc.	462,580	12,508,163
Northeast Utilities	417,646	19,002,893
NRG Energy, Inc.	191,177	6,079,429
Portland General Electric Co.	277,420	8,971,763
Public Service Enterprise Group, Inc.	487,870	18,607,362

		$124,039,287
Total Common Stocks (Identified Cost, $1,462,625,917)		$1,962,379,179

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	49,296,450	$49,296,450

Collateral for Securities Loaned - 1.0%
Navigator Securities Lending Prime Portfolio, 0.2%, at Cost and Net Asset Value (j)	21,019,185	$21,019,185
Total Investments (Identified Cost, $1,532,941,552)		$2,032,694,814

Other Assets, Less Liabilities - (0.9)%		(18,790,762)
Net Assets - 100.0%		$2,013,904,052

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,483,645,102)	$1,983,398,364
Underlying affiliated funds, at cost and value	49,296,450
Total investments, at value, including $20,404,267 of securities on loan (identified cost, $1,532,941,552)	$2,032,694,814
Receivables for
Investments sold	7,746,559
Fund shares sold	15,814,699
Interest and dividends	2,797,609
Other assets	8,311
Total assets	$2,059,061,992
Liabilities
Payables for
Investments purchased	$17,546,074
Fund shares reacquired	5,704,058
Collateral for securities loaned, at value	21,019,185
Payable to affiliates
Investment adviser	154,600
Shareholder servicing costs	670,935
Distribution and service fees	22,358
Program manager fees	29
Payable for independent Trustees’ compensation	1,271
Accrued expenses and other liabilities	39,430
Total liabilities	$45,157,940
Net assets	$2,013,904,052
Net assets consist of
Paid-in capital	$1,451,869,215
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	499,758,235
Accumulated net realized gain (loss) on investments and foreign currency	58,282,330
Undistributed net investment income	3,994,272
Net assets	$2,013,904,052
Shares of beneficial interest outstanding	99,435,542

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$429,928,715	21,472,704	$20.02
Class B	18,430,295	957,395	19.25
Class C	61,146,859	3,183,634	19.21
Class I	111,291,317	5,446,953	20.43
Class R1	5,810,539	306,776	18.94
Class R2	25,967,455	1,320,812	19.66
Class R3	50,923,529	2,548,004	19.99
Class R4	44,186,179	2,199,102	20.09
Class R5	1,260,777,895	61,720,356	20.43
Class 529A	3,791,778	192,082	19.74
Class 529B	297,745	15,883	18.75
Class 529C	1,351,746	71,841	18.82

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.24 [100 / 94.25 x $20.02] and $20.94 [100 / 94.25 x $19.74], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$16,339,929
Interest	7,482
Dividends from underlying affiliated funds	18,626
Foreign taxes withheld	(43,585)
Total investment income	$16,322,452
Expenses
Management fee	$6,397,154
Distribution and service fees	922,576
Program manager fees	2,479
Shareholder servicing costs	916,846
Administrative services fee	107,149
Independent Trustees’ compensation	12,861
Custodian fee	70,624
Shareholder communications	19,623
Audit and tax fees	16,798
Legal fees	6,424
Miscellaneous	113,736
Total expenses	$8,586,270
Fees paid indirectly	(11)
Reduction of expenses by investment adviser and distributor	(28,204)
Net expenses	$8,558,055
Net investment income	$7,764,397
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$66,904,661
Foreign currency	(3,787)
Net realized gain (loss) on investments and foreign currency	$66,900,874
Change in unrealized appreciation (depreciation)
Investments	$137,373,639
Translation of assets and liabilities in foreign currencies	1,001
Net unrealized gain (loss) on investments and foreign currency translation	$137,374,640
Net realized and unrealized gain (loss) on investments and foreign currency	$204,275,514
Change in net assets from operations	$212,039,911

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/14 (unaudited)	Year ended 9/30/13
From operations
Net investment income	$7,764,397	$13,496,664
Net realized gain (loss) on investments and foreign currency	66,900,874	99,104,760
Net unrealized gain (loss) on investments and foreign currency translation	137,374,640	215,934,566
Change in net assets from operations	$212,039,911	$328,535,990
Distributions declared to shareholders
From net investment income	$(11,200,178)	$(11,000,078)
From net realized gain on investments	(78,731,055)	—
Total distributions declared to shareholders	$(89,931,233)	$(11,000,078)
Change in net assets from fund share transactions	$338,292,279	$203,651,986
Total change in net assets	$460,400,957	$521,187,898
Net assets
At beginning of period	1,553,503,095	1,032,315,197
At end of period (including undistributed net investment income of $3,994,272 and $7,430,053, respectively)	$2,013,904,052	$1,553,503,095

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.74		$14.52	$11.42	$11.64	$9.83	$10.37
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.09	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		4.21	3.08	(0.21)	1.79	(0.51)
Total from investment operations	$2.31		$4.35	$3.17	$(0.14)	$1.86	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.07)	$(0.08)	$(0.05)	$(0.10)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(1.03)		$(0.13)	$(0.07)	$(0.08)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$20.02		$18.74	$14.52	$11.42	$11.64	$9.83
Total return (%) (r)(s)(t)(x)	12.71	(n)	30.21	27.87	(1.31)	19.05	(3.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22	1.21	1.22	1.26	1.40
Expenses after expense reductions (f)	1.18	(a)	1.21	1.21	1.22	1.25	1.29
Net investment income	0.69	(a)	0.86	0.67	0.50	0.65	0.93
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$429,929		$300,046	$167,512	$131,914	$136,470	$118,140

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.02		$13.97	$11.00	$11.23	$9.51	$9.97
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.01)	$(0.03)	$(0.01)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.17		4.05	2.98	(0.20)	1.73	(0.48)
Total from investment operations	$2.16		$4.07	$2.97	$(0.23)	$1.72	$(0.46)
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$—	$—	$(0.00	)(w)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(0.93)		$(0.02)	$—	$—	$—	$(0.00	)(w)
Net asset value, end of period (x)	$19.25		$18.02	$13.97	$11.00	$11.23	$9.51
Total return (%) (r)(s)(t)(x)	12.32	(n)	29.16	27.00	(2.05)	18.09	(4.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.01	2.11
Expenses after expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.00	2.00
Net investment income (loss)	(0.09	)(a)	0.13	(0.10)	(0.25)	(0.11)	0.24
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$18,430		$16,351	$13,306	$13,813	$18,348	$22,224

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.99		$13.96	$10.99	$11.22	$9.50	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$(0.01)	$(0.03)	$(0.01)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.16		4.05	2.98	(0.20)	1.73	(0.49)
Total from investment operations	$2.15		$4.07	$2.97	$(0.23)	$1.72	$(0.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$—	$—	$(0.01)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(0.93)		$(0.04)	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$19.21		$17.99	$13.96	$10.99	$11.22	$9.50
Total return (%) (r)(s)(t)(x)	12.29	(n)	29.21	27.02	(2.05)	18.11	(4.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.01	2.11
Expenses after expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.00	2.00
Net investment income (loss)	(0.06	)(a)	0.11	(0.08)	(0.25)	(0.10)	0.23
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$61,147		$41,250	$24,742	$18,430	$18,717	$17,003

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$19.11		$14.80	$11.64	$11.86	$10.02	$10.59
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.17	$0.13	$0.10	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.29		4.31	3.13	(0.22)	1.82	(0.53)
Total from investment operations	$2.39		$4.48	$3.26	$(0.12)	$1.92	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.10)	$(0.10)	$(0.08)	$(0.14)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(1.07)		$(0.17)	$(0.10)	$(0.10)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$20.43		$19.11	$14.80	$11.64	$11.86	$10.02
Total return (%) (r)(s)(x)	12.86	(n)	30.54	28.21	(1.07)	19.26	(3.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.93	0.96	0.97	1.01	1.10
Expenses after expense reductions (f)	0.93	(a)	0.93	0.96	0.97	1.00	1.00
Net investment income	1.05	(a)	1.13	0.92	0.76	0.90	1.20
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$111,291		$38,232	$802,524	$580,412	$537,692	$467,782

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R1			2013	2012	2011	2010		2009

Net asset value, beginning of period	$17.80		$13.79	$10.86	$11.09	$9.39		$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.02	$(0.01)	$(0.03)	$(0.01)		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		4.01	2.94	(0.20)	1.71		(0.49)
Total from investment operations	$2.12		$4.03	$2.93	$(0.23)	$1.70		$(0.47)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.02)	$—	$—	$(0.00	)(w)	$(0.03)
From net realized gain on investments	(0.93)		—	—	—	—		—
Total distributions declared to shareholders	$(0.98)		$(0.02)	$—	$—	$(0.00	)(w)	$(0.03)
Net asset value, end of period (x)	$18.94		$17.80	$13.79	$10.86	$11.09		$9.39
Total return (%) (r)(s)(x)	12.25	(n)	29.28	26.98	(2.07)	18.11		(4.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.01		2.10
Expenses after expense reductions (f)	1.93	(a)	1.96	1.96	1.97	2.00		2.00
Net investment income (loss)	0.01	(a)	0.13	(0.08)	(0.25)	(0.10)		0.20
Portfolio turnover	13	(n)	35	52	56	60		145
Net assets at end of period (000 omitted)	$5,811		$1,749	$2,101	$1,760	$1,712		$1,424

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R2			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.40		$14.25	$11.20	$11.43	$9.66	$10.21
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.05	$0.03	$0.04	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		4.14	3.04	(0.21)	1.77	(0.51)
Total from investment operations	$2.25		$4.24	$3.09	$(0.18)	$1.81	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.04)	$(0.05)	$(0.04)	$(0.09)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(0.99)		$(0.09)	$(0.04)	$(0.05)	$(0.04)	$(0.09)
Net asset value, end of period (x)	$19.66		$18.40	$14.25	$11.20	$11.43	$9.66
Total return (%) (r)(s)(x)	12.56	(n)	29.93	27.63	(1.64)	18.76	(4.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.46	1.46	1.47	1.51	1.60
Expenses after expense reductions (f)	1.43	(a)	1.46	1.46	1.47	1.50	1.50
Net investment income	0.43	(a)	0.62	0.41	0.25	0.40	0.70
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$25,967		$20,018	$15,355	$13,217	$13,697	$11,193

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.72		$14.51	$11.42	$11.64	$9.84	$10.37
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.09	$0.07	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		4.21	3.08	(0.21)	1.79	(0.52)
Total from investment operations	$2.32		$4.35	$3.17	$(0.14)	$1.86	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.08)	$(0.08)	$(0.06)	$(0.09)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(1.05)		$(0.14)	$(0.08)	$(0.08)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$19.99		$18.72	$14.51	$11.42	$11.64	$9.84
Total return (%) (r)(s)(x)	12.75	(n)	30.18	27.93	(1.29)	18.96	(3.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	1.21	1.23	1.26	1.35
Expenses after expense reductions (f)	1.18	(a)	1.23	1.21	1.23	1.25	1.25
Net investment income	0.75	(a)	0.79	0.68	0.50	0.65	0.96
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$50,924		$24,496	$3,826	$2,141	$898	$883

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.82		$14.57	$11.46	$11.68	$9.86	$10.43
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.13	$0.10	$0.10	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		4.24	3.08	(0.22)	1.80	(0.51)
Total from investment operations	$2.34		$4.42	$3.21	$(0.12)	$1.90	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.10)	$(0.10)	$(0.08)	$(0.14)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(1.07)		$(0.17)	$(0.10)	$(0.10)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$20.09		$18.82	$14.57	$11.46	$11.68	$9.86
Total return (%) (r)(s)(x)	12.82	(n)	30.61	28.22	(1.08)	19.37	(3.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.99	0.96	0.97	1.01	1.06
Expenses after expense reductions (f)	0.93	(a)	0.98	0.96	0.97	1.00	1.00
Net investment income	0.98	(a)	0.99	0.93	0.75	0.90	1.04
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$44,186		$21,747	$258	$173	$175	$147

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14		Year ended 9/30/13 (i)
Class R5
	(unaudited)
Net asset value, beginning of period	$19.12		$16.22
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.29		2.76	(g)
Total from investment operations	$2.39		$2.90
Less distributions declared to shareholders
From net investment income	$(0.15)		$—
From net realized gain on investments	(0.93)		—
Total distributions declared to shareholders	$(1.08)		$—
Net asset value, end of period (x)	$20.43		$19.12
Total return (%) (r)(s)(x)	12.89	(n)	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.88	(a)
Expenses after expense reductions (f)	0.84	(a)	0.88	(a)
Net investment income	1.01	(a)	1.22	(a)
Portfolio turnover	13	(n)	35
Net assets at end of period (000 omitted)	$1,260,778		$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.48		$14.33	$11.26	$11.49	$9.71	$10.24
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.08	$0.05	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		4.14	3.05	(0.21)	1.77	(0.50)
Total from investment operations	$2.28		$4.28	$3.13	$(0.16)	$1.83	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.13)	$(0.06)	$(0.07)	$(0.05)	$(0.09)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(1.02)		$(0.13)	$(0.06)	$(0.07)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$19.74		$18.48	$14.33	$11.26	$11.49	$9.71
Total return (%) (r)(s)(t)(x)	12.72	(n)	30.09	27.94	(1.47)	18.91	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.31	1.31	1.32	1.36	1.49
Expenses after expense reductions (f)	1.21	(a)	1.24	1.26	1.31	1.35	1.39
Net investment income	0.65	(a)	0.84	0.62	0.41	0.56	0.81
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$3,792		$3,047	$1,930	$1,234	$1,076	$769

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.58		$13.63	$10.74	$10.98	$9.30	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$(0.02)	$(0.04)	$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.11		3.96	2.91	(0.20)	1.70	(0.48)
Total from investment operations	$2.10		$3.97	$2.89	$(0.24)	$1.68	$(0.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$—	$—	$(0.02)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(0.93)		$(0.02)	$—	$—	$—	$(0.02)
Net asset value, end of period (x)	$18.75		$17.58	$13.63	$10.74	$10.98	$9.30
Total return (%) (r)(s)(t)(x)	12.29	(n)	29.18	26.91	(2.19)	18.06	(4.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.06	2.06	2.07	2.11	2.20
Expenses after expense reductions (f)	1.97	(a)	2.00	2.01	2.06	2.10	2.10
Net investment income (loss)	(0.13	)(a)	0.09	(0.15)	(0.35)	(0.19)	0.11
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$298		$251	$184	$177	$245	$196

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/14 (unaudited)		Years ended 9/30
Class 529C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.64		$13.69	$10.79	$11.02	$9.34	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$(0.02)	$(0.04)	$(0.02)	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		3.97	2.92	(0.19)	1.70	(0.46)
Total from investment operations	$2.11		$3.98	$2.90	$(0.23)	$1.68	$(0.46)
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$—	$—	$(0.01)
From net realized gain on investments	(0.93)		—	—	—	—	—
Total distributions declared to shareholders	$(0.93)		$(0.03)	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$18.82		$17.64	$13.69	$10.79	$11.02	$9.34
Total return (%) (r)(s)(t)(x)	12.30	(n)	29.12	26.88	(2.09)	17.99	(4.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.07	2.06	2.07	2.11	2.19
Expenses after expense reductions (f)	1.98	(a)	2.01	2.01	2.06	2.10	2.10
Net investment income (loss)	(0.14	)(a)	0.08	(0.15)	(0.34)	(0.19)	0.05
Portfolio turnover	13	(n)	35	52	56	60	145
Net assets at end of period (000 omitted)	$1,352		$1,215	$579	$546	$462	$392

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies

Notes to Financial Statements (unaudited) – continued

are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$1,962,379,179	$—	$—	$1,962,379,179
Mutual Funds	70,315,635	—	—	70,315,635
Total Investments	$2,032,694,814	$—	$—	$2,032,694,814

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $20,404,267 and a related liability of $21,019,185 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of

Notes to Financial Statements (unaudited) – continued

the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/13
Ordinary income (including any short-term capital gains)	$11,000,078

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/14
Cost of investments	$1,533,440,879
Gross appreciation	516,779,100
Gross depreciation	(17,525,165)
Net unrealized appreciation (depreciation)	$499,253,935

As of 9/30/13
Undistributed ordinary income	18,579,114
Undistributed long-term capital gain	59,462,777
Other temporary differences	3,972
Net unrealized appreciation (depreciation)	361,880,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13
Class A	$1,800,887	$1,519,721	$16,311,588	$—
Class B	—	17,312	855,823	—
Class C	—	71,150	2,326,396	—
Class I	317,506	9,218,445	2,167,927	—
Class R1	11,697	2,922	230,583	—
Class R2	62,247	91,394	1,048,544	—
Class R3	189,413	36,114	1,499,446	—
Class R4	178,728	22,871	1,176,687	—
Class R5	8,624,036	—	52,877,245	—
Class 529A	15,664	18,411	157,189	—
Class 529B	—	296	13,448	—
Class 529C	—	1,442	66,179	—
Total	$11,200,178	$11,000,078	$78,731,055	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2014, this management fee reduction amounted to $22,747, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

For the period October 1, 2013 through January 31, 2014, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.91%	1.30%	2.05%	2.05%

Notes to Financial Statements (unaudited) – continued

This written agreement was terminated on January 31, 2014. For the period October 1, 2013 through January 31, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $383,114 and $1,758 for the six months ended March 31, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$448,713
Class B	0.75%	0.25%	1.00%	1.00%	87,549
Class C	0.75%	0.25%	1.00%	1.00%	249,243
Class R1	0.75%	0.25%	1.00%	1.00%	23,072
Class R2	0.25%	0.25%	0.50%	0.50%	56,646
Class R3	—	0.25%	0.25%	0.25%	45,119
Class 529A	—	0.25%	0.25%	0.23%	4,187
Class 529B	0.75%	0.25%	1.00%	0.99%	1,332
Class 529C	0.75%	0.25%	1.00%	1.00%	6,715
Total Distribution and Service Fees					$922,576

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2014, this rebate amounted to $2,253, $24, $43, $355, $150, $388, $7, and $7 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

Notes to Financial Statements (unaudited) – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2014, were as follows:

Amount
Class A	$2,037
Class B	7,181
Class C	2,765
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2015, unless MFD elects to extend the waiver. For the six months ended March 31, 2014, this waiver amounted to $1,240 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2014, were as follows:

	Fee	Waiver
Class 529A	$1,675	$837
Class 529B	133	67
Class 529C	671	336
Total Program Manager Fees and Waivers	$2,479	$1,240

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2014, the fee was $86,480, which equated to 0.0098% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $339,268.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of

Notes to Financial Statements (unaudited) – continued

each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2014, these costs for the fund amounted to $491,098 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.0122% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,486 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $990, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On January 31, 2013, MFS purchased 6,165 shares of Class R5 for an aggregate amount of $100,000.

On September 11, 2013, MFS redeemed 6,163 shares of Class R5 for an aggregate amount of $99,964.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $468,393,974 and $231,169,468, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/14		Year ended 9/30/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,172,983	$119,707,172	6,959,143	$120,374,242
Class B	137,858	2,572,477	275,829	4,565,253
Class C	970,150	18,092,897	938,292	15,451,261
Class I	3,839,479	75,972,632	2,571,107	41,461,860
Class R1	244,325	4,493,793	39,518	638,958
Class R2	347,835	6,616,017	499,233	8,291,481
Class R3	1,355,227	26,003,864	1,212,909	21,150,716
Class R4	1,333,415	25,928,932	1,270,152	22,027,766
Class R5	2,993,043	58,206,694	58,446,118	971,253,864
Class 529A	31,694	612,334	47,483	793,123
Class 529B	2,556	46,774	3,757	62,175
Class 529C	12,158	222,730	28,795	466,479
	17,440,723	$338,476,316	72,292,336	$1,206,537,178

Shares issued to shareholders in reinvestment of distributions
Class A	722,224	$13,512,813	62,976	$945,897
Class B	44,982	811,018	1,128	16,383
Class C	119,372	2,147,500	4,401	63,818
Class I	122,000	2,327,760	601,827	9,201,939
Class R1	13,657	242,280	203	2,922
Class R2	57,654	1,060,239	6,134	90,653
Class R3	90,410	1,688,859	2,406	36,114
Class R4	72,212	1,355,415	1,520	22,871
Class R5	3,225,028	61,501,281	—	—
Class 529A	9,369	172,853	1,237	18,336
Class 529B	766	13,448	21	296
Class 529C	3,754	66,179	100	1,442
	4,481,428	$84,899,645	681,953	$10,400,671

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/14		Year ended 9/30/13 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,432,957)	$(27,720,869)	(2,546,263)	$(42,328,766)
Class B	(132,627)	(2,480,053)	(322,455)	(5,154,043)
Class C	(199,411)	(3,687,606)	(422,025)	(6,729,514)
Class I	(514,856)	(10,230,697)	(55,380,409)	(913,927,206)
Class R1	(49,484)	(907,427)	(93,738)	(1,469,831)
Class R2	(172,835)	(3,293,386)	(494,443)	(8,011,866)
Class R3	(206,027)	(3,982,155)	(170,566)	(2,900,041)
Class R4	(362,211)	(7,128,201)	(133,676)	(2,387,798)
Class R5	(1,264,492)	(25,115,096)	(1,679,341)	(29,981,409)
Class 529A	(13,811)	(265,801)	(18,574)	(312,182)
Class 529B	(1,697)	(30,789)	(3,030)	(47,457)
Class 529C	(12,948)	(241,602)	(2,282)	(35,750)
	(4,363,356)	$(85,083,682)	(61,266,802)	$(1,013,285,863)

Net change
Class A	5,462,250	$105,499,116	4,475,856	$78,991,373
Class B	50,213	903,442	(45,498)	(572,407)
Class C	890,111	16,552,791	520,668	8,785,565
Class I	3,446,623	68,069,695	(52,207,475)	(863,263,407)
Class R1	208,498	3,828,646	(54,017)	(827,951)
Class R2	232,654	4,382,870	10,924	370,268
Class R3	1,239,610	23,710,568	1,044,749	18,286,789
Class R4	1,043,416	20,156,146	1,137,996	19,662,839
Class R5	4,953,579	94,592,879	56,766,777	941,272,455
Class 529A	27,252	519,386	30,146	499,277
Class 529B	1,625	29,433	748	15,014
Class 529C	2,964	47,307	26,613	432,171
	17,558,795	$338,292,279	11,707,487	$203,651,986

(i)	For Class R5, the period is from inception, February 1, 2013, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were the owners of record of approximately 22%, 21%, 8%, 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2014, the fund’s commitment fee and interest expense were $3,288 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,213,749	211,068,261	(190,985,560)	49,296,450

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,626	$49,296,450

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2014

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-SEM

MFS® BLENDED RESEARCH® CORE EQUITY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The pace of U.S. economic growth slowed early in 2014, largely because of harsh winter weather. However, the U.S. labor market, consumer confidence and other economic data have all pointed to recovery. The U.S. Federal Reserve’s steady, gradual removal of its bond-buying stimulus, after initially causing concern, is providing some consistency, which can inspire consumer and investor confidence.

Global economic uncertainty and geopolitical tensions have added to market volatility. The eurozone, however, is making progress in its economic recovery. Japan’s progress in its battle to end deflation is expected to experience a temporary setback on the heels of the country’s sales tax increase, introduced in April.

The world’s largest economic concern remains the slowdown in China’s pace of growth as it shifts toward a more consumer-oriented economy. Any reduction in China’s economic growth rate is likely to have a ripple effect on its many trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

May 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	3.7%
JPMorgan Chase & Co.	2.5%
Apple, Inc.	2.3%
Google, Inc., “A”	2.3%
Pfizer, Inc.	2.2%
Chevron Corp.	2.1%
Oracle Corp.	2.0%
Wells Fargo & Co.	1.9%
CVS Caremark Corp.	1.9%
Gilead Sciences, Inc.	1.8%

Equity sectors
Technology	17.4%
Financial Services	15.5%
Health Care	13.5%
Energy	9.7%
Consumer Staples	7.4%
Retailing	7.4%
Utilities & Communications	6.5%
Industrial Goods & Services	5.9%
Leisure	4.8%
Basic Materials	3.4%
Special Products & Services	2.7%
Autos & Housing	2.3%
Transportation	2.1%

Percentages are based on net assets as of 3/31/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2013 through March 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/13	Ending Account Value 3/31/14	Expenses Paid During Period (p) 10/01/13-3/31/14
A	Actual	0.85%	$1,000.00	$1,144.65	$4.54
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
B	Actual	1.60%	$1,000.00	$1,140.35	$8.54
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
C	Actual	1.60%	$1,000.00	$1,140.78	$8.54
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
I	Actual	0.60%	$1,000.00	$1,146.09	$3.21
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R1	Actual	1.60%	$1,000.00	$1,140.31	$8.54
	Hypothetical (h)	1.60%	$1,000.00	$1,016.95	$8.05
R2	Actual	1.10%	$1,000.00	$1,143.37	$5.88
	Hypothetical (h)	1.10%	$1,000.00	$1,019.45	$5.54
R3	Actual	0.85%	$1,000.00	$1,144.10	$4.54
	Hypothetical (h)	0.85%	$1,000.00	$1,020.69	$4.28
R4	Actual	0.60%	$1,000.00	$1,145.96	$3.21
	Hypothetical (h)	0.60%	$1,000.00	$1,021.94	$3.02
R5	Actual	0.50%	$1,000.00	$1,146.44	$2.68
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Aerospace - 3.6%
Alliant Techsystems, Inc.	9,150	$1,300,672
Exelis, Inc.	37,120	705,651
Lockheed Martin Corp.	34,222	5,586,399
United Technologies Corp.	37,490	4,380,332

		$11,973,054
Apparel Manufacturers - 1.1%
Michael Kors Holdings Ltd. (a)	39,890	$3,720,540

Automotive - 2.3%
General Motors Co.	104,030	$3,580,713
Goodyear Tire & Rubber Co.	12,400	324,012
Johnson Controls, Inc.	77,420	3,663,514

		$7,568,239
Biotechnology - 2.5%
Celgene Corp. (a)	17,907	$2,499,817
Gilead Sciences, Inc. (a)	82,930	5,876,420

		$8,376,237
Broadcasting - 1.0%
Time Warner, Inc.	23,530	$1,537,215
Viacom, Inc., “B”	20,280	1,723,597

		$3,260,812
Business Services - 2.7%
Accenture PLC, “A”	47,560	$3,791,483
Cognizant Technology Solutions Corp., “A” (a)	35,590	1,801,210
FleetCor Technologies, Inc. (a)	28,480	3,278,048

		$8,870,741
Cable TV - 2.6%
Comcast Corp., “A”	79,760	$3,989,595
Time Warner Cable, Inc.	34,780	4,771,120

		$8,760,715
Chemicals - 2.6%
CF Industries Holdings, Inc.	16,258	$4,237,485
LyondellBasell Industries N.V., “A”	49,030	4,360,728

		$8,598,213

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 4.4%
CA, Inc.	60,140	$1,862,536
Microsoft Corp.	64,472	2,642,707
Oracle Corp.	159,404	6,521,218
PTC, Inc. (a)	21,020	744,739
Symantec Corp.	138,960	2,775,031

		$14,546,231
Computer Software - Systems - 5.6%
Apple, Inc.	14,302	$7,676,455
Hewlett-Packard Co.	169,970	5,500,229
International Business Machines Corp.	7,906	1,521,826
Western Digital Corp.	44,270	4,064,871

		$18,763,381
Consumer Products - 1.6%
Procter & Gamble Co.	67,161	$5,413,177

Containers - 0.8%
Packaging Corp. of America	36,070	$2,538,246

Electrical Equipment - 0.6%
General Electric Co.	81,204	$2,102,372

Electronics - 1.5%
Avago Technologies Ltd.	6,690	$430,903
Intel Corp.	176,357	4,551,774

		$4,982,677
Energy - Independent - 2.7%
EOG Resources, Inc.	24,966	$4,897,580
Marathon Petroleum Corp.	45,750	3,982,080

		$8,879,660
Energy - Integrated - 5.8%
Chevron Corp.	59,144	$7,032,813
Exxon Mobil Corp.	124,349	12,146,410

		$19,179,223
Food & Beverages - 3.8%
Archer Daniels Midland Co.	50,850	$2,206,382
Coca-Cola Enterprises, Inc.	32,210	1,538,350
General Mills, Inc.	61,590	3,191,594
Tyson Foods, Inc., “A”	127,340	5,604,233

		$12,540,559

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 3.1%
CVS Caremark Corp.	83,620	$6,259,793
Kroger Co.	91,220	3,981,753

		$10,241,546
General Merchandise - 1.2%
Macy’s, Inc.	69,470	$4,118,876

Health Maintenance Organizations - 1.3%
WellPoint, Inc.	43,160	$4,296,578

Insurance - 4.7%
Berkshire Hathaway, Inc., “B” (a)	8,289	$1,035,876
Everest Re Group Ltd.	21,761	3,330,521
MetLife, Inc.	88,460	4,670,688
Prudential Financial, Inc.	41,300	3,496,045
Validus Holdings Ltd.	77,580	2,925,542

		$15,458,672
Internet - 4.8%
Facebook, Inc., “A” (a)	91,640	$5,520,394
Google, Inc., “A” (a)	6,833	7,615,447
Yahoo!, Inc. (a)	75,170	2,698,603

		$15,834,444
Machinery & Tools - 1.7%
Cummins, Inc.	28,324	$4,219,993
Kennametal, Inc.	29,560	1,309,508

		$5,529,501
Major Banks - 6.8%
Bank of America Corp.	200,720	$3,452,384
Goldman Sachs Group, Inc.	28,256	4,629,746
JPMorgan Chase & Co.	135,553	8,229,423
Wells Fargo & Co.	127,190	6,326,431

		$22,637,984
Medical & Health Technology & Services - 1.2%
Cardinal Health, Inc.	55,060	$3,853,099

Medical Equipment - 2.9%
Abbott Laboratories	71,350	$2,747,689
Medtronic, Inc.	22,100	1,360,034
Thermo Fisher Scientific, Inc.	44,900	5,398,776

		$9,506,499

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.1%
Qualcomm, Inc.	44,630	$3,519,522

Oil Services - 1.2%
Ensco PLC, “A”	48,980	$2,585,164
Halliburton Co.	24,110	1,419,838

		$4,005,002
Other Banks & Diversified Financials - 3.7%
Citigroup, Inc.	121,124	$5,765,502
Discover Financial Services	85,110	4,952,551
SLM Corp.	61,180	1,497,686

		$12,215,739
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	67,370	$3,499,872
Endo International PLC (a)	53,070	3,643,256
Johnson & Johnson	44,605	4,381,549
Pfizer, Inc.	225,070	7,229,248

		$18,753,925
Railroad & Shipping - 1.0%
Union Pacific Corp.	18,135	$3,403,214

Real Estate - 0.4%
Public Storage, Inc., REIT	7,150	$1,204,704

Restaurants - 1.2%
McDonald’s Corp.	41,161	$4,035,013

Specialty Stores - 1.9%
Advance Auto Parts, Inc.	25,480	$3,223,220
AutoZone, Inc. (a)	4,252	2,283,749
Bed Bath & Beyond, Inc. (a)	12,670	871,696

		$6,378,665
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	37,360	$3,058,663

Telephone Services - 2.4%
AT&T, Inc.	52,274	$1,833,249
Frontier Communications Corp.	247,940	1,413,258
Verizon Communications, Inc.	100,400	4,776,028

		$8,022,535

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.0%
Lorillard, Inc.	73,510	$3,975,421
Philip Morris International, Inc.	32,520	2,662,412

		$6,637,833
Trucking - 1.1%
United Parcel Service, Inc., “B”	36,650	$3,568,977

Utilities - Electric Power - 3.2%
AES Corp.	242,080	$3,456,902
American Electric Power Co., Inc.	72,660	3,680,956
Edison International	46,680	2,642,555
Great Plains Energy, Inc.	27,980	756,579

		$10,536,992
Total Common Stocks (Identified Cost, $266,799,752)		$326,892,060

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	3,418,477	$3,418,477
Total Investments (Identified Cost, $270,218,229)		$330,310,537

Other Assets, Less Liabilities - 0.4%		1,166,700
Net Assets - 100.0%		$331,477,237

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $266,799,752)	$326,892,060
Underlying affiliated funds, at cost and value	3,418,477
Total investments, at value (identified cost, $270,218,229)	$330,310,537
Receivables for
Fund shares sold	1,342,823
Dividends	223,616
Other assets	1,719
Total assets	$331,878,695
Liabilities
Payable for fund shares reacquired	$172,519
Payable to affiliates
Investment adviser	8,332
Shareholder servicing costs	180,509
Distribution and service fees	6,331
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	33,757
Total liabilities	$401,458
Net assets	$331,477,237
Net assets consist of
Paid-in capital	$266,229,373
Unrealized appreciation (depreciation) on investments	60,092,308
Accumulated net realized gain (loss) on investments	4,315,076
Undistributed net investment income	840,480
Net assets	$331,477,237
Shares of beneficial interest outstanding	15,508,366

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$89,623,356	4,194,704	$21.37
Class B	5,757,885	276,095	20.85
Class C	12,883,541	624,918	20.62
Class I	99,302,137	4,603,039	21.57
Class R1	784,678	37,865	20.72
Class R2	9,698,823	468,409	20.71
Class R3	56,244,318	2,642,443	21.28
Class R4	27,813,724	1,300,061	21.39
Class R5	29,368,775	1,360,832	21.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.67 [100 / 94.25 x $21.37]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,963,698
Dividends from underlying affiliated funds	1,697
Total investment income	$2,965,395
Expenses
Management fee	$879,338
Distribution and service fees	266,692
Shareholder servicing costs	187,047
Administrative services fee	22,754
Independent Trustees’ compensation	2,489
Custodian fee	17,949
Shareholder communications	11,694
Audit and tax fees	25,478
Legal fees	971
Miscellaneous	72,778
Total expenses	$1,487,190
Fees paid indirectly	(3)
Reduction of expenses by investment adviser and distributor	(345,733)
Net expenses	$1,141,454
Net investment income	$1,823,941
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$4,433,164
Change in unrealized appreciation (depreciation) on investments	$31,796,151
Net realized and unrealized gain (loss) on investments	$36,229,315
Change in net assets from operations	$38,053,256

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/14 (unaudited)	Year ended 9/30/13
From operations
Net investment income	$1,823,941	$3,158,324
Net realized gain (loss) on investments	4,433,164	13,324,387
Net unrealized gain (loss) on investments	31,796,151	16,256,383
Change in net assets from operations	$38,053,256	$32,739,094
Distributions declared to shareholders
From net investment income	$(3,800,012)	$(1,750,002)
From net realized gain on investments	(649,081)	—
Total distributions declared to shareholders	$(4,449,093)	$(1,750,002)
Change in net assets from fund share transactions	$49,052,519	$77,933,558
Total change in net assets	$82,656,682	$108,922,650
Net assets
At beginning of period	248,820,555	139,897,905
At end of period (including undistributed net investment income of $840,480 and $2,816,551, respectively)	$331,477,237	$248,820,555

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/14		Years ended 9/30
Class A			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$18.95		$16.11	$12.53	$12.47		$11.59	$12.61
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.28	$0.22	$0.20		$0.16	$0.17
Net realized and unrealized gain (loss) on investments	2.61		2.74	3.45	(0.01	)(g)	1.09	(1.09)
Total from investment operations	$2.73		$3.02	$3.67	$0.19		$1.25	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.18)	$(0.09)	$(0.13)		$(0.37)	$(0.06)
From net realized gain on investments	(0.05)		—	—	—		—	(0.04)
Total distributions declared to shareholders	$(0.31)		$(0.18)	$(0.09)	$(0.13)		$(0.37)	$(0.10)
Net asset value, end of period (x)	$21.37		$18.95	$16.11	$12.53		$12.47	$11.59
Total return (%) (r)(s)(t)(x)	14.46	(n)	18.93	29.45	1.45		10.96	(7.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.16	1.31	1.67		2.17	1.85
Expenses after expense reductions (f)	0.85	(a)	0.86	0.90	0.90		0.88	0.88
Net investment income	1.17	(a)	1.62	1.46	1.40		1.30	1.78
Portfolio turnover	16	(n)	54	59	92		77	71
Net assets at end of period (000 omitted)	$89,623		$64,739	$42,149	$19,238		$13,018	$11,473

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class B			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$18.46		$15.72	$12.24	$12.18		$11.33	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.15	$0.10	$0.09		$0.07	$0.10
Net realized and unrealized gain (loss) on investments	2.55		2.67	3.38	(0.00	)(g)(w)	1.06	(1.08)
Total from investment operations	$2.59		$2.82	$3.48	$0.09		$1.13	$(0.98)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.08)	$—	$(0.03)		$(0.28)	$(0.03)
From net realized gain on investments	(0.05)		—	—	—		—	(0.04)
Total distributions declared to shareholders	$(0.20)		$(0.08)	$—	$(0.03)		$(0.28)	$(0.07)
Net asset value, end of period (x)	$20.85		$18.46	$15.72	$12.24		$12.18	$11.33
Total return (%) (r)(s)(t)(x)	14.04	(n)	18.03	28.43	0.74		10.14	(7.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.91	2.06	2.44		2.92	2.59
Expenses after expense reductions (f)	1.60	(a)	1.61	1.65	1.65		1.63	1.60
Net investment income	0.43	(a)	0.86	0.68	0.68		0.55	1.06
Portfolio turnover	16	(n)	54	59	92		77	71
Net assets at end of period (000 omitted)	$5,758		$4,149	$2,631	$1,444		$1,554	$1,440

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$18.27		$15.58	$12.13	$12.07	$11.25	$12.29
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14	$0.10	$0.09	$0.06	$0.10
Net realized and unrealized gain (loss) on investments	2.53		2.64	3.35	0.01 (g)	1.06	(1.07)
Total from investment operations	$2.57		$2.78	$3.45	$0.10	$1.12	$(0.97)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.09)	$—	$(0.04)	$(0.30)	$(0.03)
From net realized gain on investments	(0.05)		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.22)		$(0.09)	$—	$(0.04)	$(0.30)	$(0.07)
Net asset value, end of period (x)	$20.62		$18.27	$15.58	$12.13	$12.07	$11.25
Total return (%) (r)(s)(t)(x)	14.08	(n)	17.98	28.44	0.77	10.12	(7.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.91	2.06	2.44	2.92	2.59
Expenses after expense reductions (f)	1.60	(a)	1.61	1.65	1.65	1.63	1.60
Net investment income	0.42	(a)	0.81	0.70	0.67	0.55	1.03
Portfolio turnover	16	(n)	54	59	92	77	71
Net assets at end of period (000 omitted)	$12,884		$8,443	$3,986	$1,586	$1,525	$1,476

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class I			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$19.14		$16.27	$12.64	$12.57		$11.69	$12.73
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.26	$0.23		$0.19	$0.22
Net realized and unrealized gain (loss) on investments	2.63		2.76	3.49	(0.00	)(g)(w)	1.09	(1.14)
Total from investment operations	$2.78		$3.08	$3.75	$0.23		$1.28	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.21)	$(0.12)	$(0.16)		$(0.40)	$(0.08)
From net realized gain on investments	(0.05)		—	—	—		—	(0.04)
Total distributions declared to shareholders	$(0.35)		$(0.21)	$(0.12)	$(0.16)		$(0.40)	$(0.12)
Net asset value, end of period (x)	$21.57		$19.14	$16.27	$12.64		$12.57	$11.69
Total return (%) (r)(s)(x)	14.61	(n)	19.17	29.80	1.73		11.21	(7.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.91	1.06	1.38		1.87	1.51
Expenses after expense reductions (f)	0.60	(a)	0.61	0.65	0.65		0.64	0.60
Net investment income	1.43	(a)	1.79	1.71	1.67		1.55	2.34
Portfolio turnover	16	(n)	54	59	92		77	71
Net assets at end of period (000 omitted)	$99,302		$83,157	$39,555	$20,260		$4,503	$1,163

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class R1			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$18.34		$15.61	$12.15	$12.10		$11.29	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12	$0.10	$0.09		$0.07	$0.10
Net realized and unrealized gain (loss) on investments	2.53		2.68	3.36	(0.00	)(g)(w)	1.05	(1.08)
Total from investment operations	$2.57		$2.80	$3.46	$0.09		$1.12	$(0.98)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.07)	$—	$(0.04)		$(0.31)	$(0.07)
From net realized gain on investments	(0.05)		—	—	—		—	(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.07)	$—	$(0.04)		$(0.31)	$(0.11)
Net asset value, end of period (x)	$20.72		$18.34	$15.61	$12.15		$12.10	$11.29
Total return (%) (r)(s)(x)	14.03	(n)	18.03	28.48	0.73		10.05	(7.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.91	2.06	2.42		2.92	2.60
Expenses after expense reductions (f)	1.60	(a)	1.61	1.65	1.65		1.63	1.60
Net investment income	0.43	(a)	0.67	0.69	0.69		0.55	1.02
Portfolio turnover	16	(n)	54	59	92		77	71
Net assets at end of period (000 omitted)	$785		$662	$160	$119		$92	$83

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$18.36		$15.64	$12.19	$12.17	$11.34	$12.38
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.22	$0.17	$0.14	$0.12	$0.15
Net realized and unrealized gain (loss) on investments	2.53		2.66	3.37	0.02 (g)	1.07	(1.08)
Total from investment operations	$2.62		$2.88	$3.54	$0.16	$1.19	$(0.93)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$(0.09)	$(0.14)	$(0.36)	$(0.07)
From net realized gain on investments	(0.05)		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.27)		$(0.16)	$(0.09)	$(0.14)	$(0.36)	$(0.11)
Net asset value, end of period (x)	$20.71		$18.36	$15.64	$12.19	$12.17	$11.34
Total return (%) (r)(s)(x)	14.34	(n)	18.62	29.15	1.25	10.65	(7.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.41	1.56	1.87	2.42	2.10
Expenses after expense reductions (f)	1.10	(a)	1.11	1.15	1.15	1.13	1.10
Net investment income	0.93	(a)	1.27	1.20	1.07	1.05	1.52
Portfolio turnover	16	(n)	54	59	92	77	71
Net assets at end of period (000 omitted)	$9,699		$7,030	$2,968	$1,587	$93	$84

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$18.88		$16.06	$12.50	$12.43	$11.57	$12.60
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.27	$0.22	$0.18	$0.16	$0.17
Net realized and unrealized gain (loss) on investments	2.59		2.73	3.44	0.02 (g)	1.08	(1.08)
Total from investment operations	$2.71		$3.00	$3.66	$0.20	$1.24	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.18)	$(0.10)	$(0.13)	$(0.38)	$(0.08)
From net realized gain on investments	(0.05)		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.31)		$(0.18)	$(0.10)	$(0.13)	$(0.38)	$(0.12)
Net asset value, end of period (x)	$21.28		$18.88	$16.06	$12.50	$12.43	$11.57
Total return (%) (r)(s)(x)	14.41	(n)	18.92	29.45	1.53	10.92	(7.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.16	1.31	1.51	2.17	1.85
Expenses after expense reductions (f)	0.85	(a)	0.86	0.90	0.90	0.89	0.85
Net investment income	1.18	(a)	1.57	1.47	1.32	1.30	1.77
Portfolio turnover	16	(n)	54	59	92	77	71
Net assets at end of period (000 omitted)	$56,244		$49,967	$28,576	$7,016	$93	$84

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$18.98		$16.13	$12.54	$12.47	$11.60	$12.61
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.25	$0.20	$0.19	$0.20
Net realized and unrealized gain (loss) on investments	2.61		2.73	3.46	0.03 (g)	1.08	(1.09)
Total from investment operations	$2.76		$3.06	$3.71	$0.23	$1.27	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.21)	$(0.12)	$(0.16)	$(0.40)	$(0.08)
From net realized gain on investments	(0.05)		—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.35)		$(0.21)	$(0.12)	$(0.16)	$(0.40)	$(0.12)
Net asset value, end of period (x)	$21.39		$18.98	$16.13	$12.54	$12.47	$11.60
Total return (%) (r)(s)(x)	14.60	(n)	19.21	29.72	1.75	11.21	(6.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.90	1.06	1.30	1.92	1.60
Expenses after expense reductions (f)	0.60	(a)	0.62	0.65	0.65	0.63	0.60
Net investment income	1.43	(a)	1.89	1.68	1.46	1.55	2.01
Portfolio turnover	16	(n)	54	59	92	77	71
Net assets at end of period (000 omitted)	$27,814		$21,751	$19,762	$8,014	$94	$84

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/14		Years ended 9/30
Class R5			2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$19.16		$16.27	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.30	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.65		2.80	1.54	(g)
Total from investment operations	$2.79		$3.10	$1.63
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.21)	$—
From net realized gain on investments	(0.05)		—	—
Total distributions declared to shareholders	$(0.37)		$(0.21)	$—
Net asset value, end of period (x)	$21.58		$19.16	$16.27
Total return (%) (r)(s)(x)	14.64	(n)	19.34	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.78	0.98	(a)
Expenses after expense reductions (f)	0.50	(a)	0.48	0.58	(a)
Net investment income	1.37	(a)	1.61	1.65	(a)
Portfolio turnover	16	(n)	54	59
Net assets at end of period (000 omitted)	$29,369		$8,922	$111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally

23

Notes to Financial Statements (unaudited) – continued

valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

24

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$326,892,060	$—	$—	$326,892,060
Mutual Funds	3,418,477	—	—	3,418,477
Total Investments	$330,310,537	$—	$—	$330,310,537

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/13
Ordinary income (including any short-term capital gains)	$1,750,002

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/14
Cost of investments	$270,335,751
Gross appreciation	61,921,288
Gross depreciation	(1,946,502)
Net unrealized appreciation (depreciation)	$59,974,786

As of 9/30/13
Undistributed ordinary income	2,816,551
Undistributed long-term capital gain	648,515
Net unrealized appreciation (depreciation)	28,178,635

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13
Class A	$944,549	$516,538	$169,324	$—
Class B	35,412	14,794	11,324	—
Class C	86,075	25,836	24,174	—
Class I	1,443,660	548,053	222,193	—
Class R1	5,066	795	1,707	—
Class R2	96,330	39,453	20,127	—
Class R3	688,130	332,907	123,551	—
Class R4	344,831	270,159	54,064	—
Class R5	155,959	1,467	22,617	—
Total	$3,800,012	$1,750,002	$649,081	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2015. For the six months ended March 31, 2014, this management fee reduction amounted to $293,113, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.53%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2015. For the six months ended March 31, 2014, this reduction amounted to $52,005 and is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,965 for the six months ended March 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$95,602
Class B	0.75%	0.25%	1.00%	1.00%	24,707
Class C	0.75%	0.25%	1.00%	1.00%	53,335
Class R1	0.75%	0.25%	1.00%	1.00%	3,680
Class R2	0.25%	0.25%	0.50%	0.50%	21,918
Class R3	—	0.25%	0.25%	0.25%	67,450
Total Distribution and Service Fees					$266,692

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2014, this rebate amounted to $439 and $9, for Class A, and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2014, were as follows:

Amount
Class A	$131
Class B	2,157
Class C	1,665

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing

28

Notes to Financial Statements (unaudited) – continued

agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2014, the fee was $29,534, which equated to 0.0201% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $157,513.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2014 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $915 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $167, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 7,827 shares of Class R2 and 7,762 shares of Class R4 for an aggregate amount of $292,585.

29

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $91,729,027 and $46,419,623, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,090,090	$22,630,218	1,518,721	$26,238,619
Class B	62,374	1,255,065	91,037	1,540,348
Class C	236,610	4,657,769	282,552	4,861,469
Class I	1,438,334	29,595,507	2,997,013	54,543,965
Class R1	2,058	40,874	48,976	807,487
Class R2	153,861	3,018,318	305,490	4,987,044
Class R3	311,266	6,349,898	1,605,112	27,727,591
Class R4	212,882	4,389,012	335,194	5,616,510
Class R5	928,398	19,837,613	501,503	9,180,784
	4,435,873	$91,774,274	7,685,598	$135,503,817

Shares issued to shareholders in reinvestment of distributions
Class A	46,821	$961,707	27,774	$440,496
Class B	2,183	43,853	857	13,330
Class C	4,980	98,912	1,354	20,832
Class I	63,117	1,307,791	19,775	316,204
Class R1	339	6,773	51	795
Class R2	5,846	116,457	2,562	39,453
Class R3	39,672	811,681	21,070	332,907
Class R4	19,411	398,895	17,034	270,159
Class R5	8,619	178,576	92	1,467
	190,988	$3,924,645	90,569	$1,435,643

Shares reacquired
Class A	(359,052)	$(7,359,950)	(746,205)	$(12,900,443)
Class B	(13,184)	(264,114)	(34,473)	(580,480)
Class C	(78,681)	(1,525,285)	(77,777)	(1,306,974)
Class I	(1,242,326)	(26,228,295)	(1,104,801)	(20,187,966)
Class R1	(629)	(12,561)	(23,174)	(383,967)
Class R2	(74,184)	(1,480,391)	(114,930)	(2,014,294)
Class R3	(355,559)	(7,294,100)	(758,820)	(13,165,775)
Class R4	(78,072)	(1,600,224)	(431,441)	(7,673,402)
Class R5	(41,920)	(881,480)	(42,691)	(792,601)
	(2,243,607)	$(46,646,400)	(3,334,312)	$(59,005,902)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/14		Year ended 9/30/13
	Shares	Amount	Shares	Amount
Net change
Class A	777,859	$16,231,975	800,290	$13,778,672
Class B	51,373	1,034,804	57,421	973,198
Class C	162,909	3,231,396	206,129	3,575,327
Class I	259,125	4,675,003	1,911,987	34,672,203
Class R1	1,768	35,086	25,853	424,315
Class R2	85,523	1,654,384	193,122	3,012,203
Class R3	(4,621)	(132,521)	867,362	14,894,723
Class R4	154,221	3,187,683	(79,213)	(1,786,733)
Class R5	895,097	19,134,709	458,904	8,389,650
	2,383,254	$49,052,519	4,441,855	$77,933,558

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2014, the fund’s commitment fee and interest expense were $536 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,973,217	65,490,359	(65,045,099)	3,418,477

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,697	$3,418,477

31

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.